Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended								3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Mar. 31, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Mar. 31, 2013 Embedded Conversion Options Partial Modification [Member]	Mar. 31, 2013 Debt Issuance Costs [Member]	Mar. 31, 2013 Debt Discount [Member]	Dec. 31, 2011 Criteria One [Member]	Dec. 31, 2011 Criteria Two [Member]	Dec. 31, 2011 Criteria Three [Member]	Dec. 31, 2011 Criteria Four [Member]	Mar. 31, 2013 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Mar. 31, 2013 Related Party Guarantor [Member] Promissory Note [Member]	Dec. 31, 2012 Related Party Guarantor [Member] Promissory Note [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Mar. 31, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] Second Tranche [Member]	Mar. 31, 2013 July Four Percent Convertible Notes [Member]	Dec. 31, 2012 July Four Percent Convertible Notes [Member]	Dec. 31, 2011 July Four Percent Convertible Notes [Member]	Mar. 31, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 November Four Percent Convertible Notes [Member]	Dec. 31, 2012 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 November Four Percent Convertible Notes [Member]	Dec. 31, 2011 July Twelve Percent Convertible Notes [Member]	Jul. 15, 2011 July Twelve Percent Convertible Notes [Member]	Dec. 31, 2011 Sorin Note Payable [Member]	Apr. 28, 2011 Sorin Note Payable [Member]	Dec. 31, 2011 April Twelve Percent Promissory Notes [Member]	Dec. 31, 2011 Six and Twelve Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Eighteen and Twenty Four Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Thirty Month Anniversaries [Member] Sorin Note Payable [Member]	Dec. 31, 2011 Payment Guarantee [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria One [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Two [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Three [Member]	Dec. 31, 2011 Payment Guarantee [Member] Criteria Four [Member]	Dec. 31, 2011 Receivable Settlement Agreement [Member] Sorin Note Payable [Member]
Notes Issued																			$ 2,100,000	$ 2,100,000	$ 2,100,000	$ 2,100,000																			$ 1,300,000	$ 1,300,000	$ 1,300,000	$ 500,000		$ 500,000	$ 500,000	$ 600,000
Debt Instrument, Convertible, Terms of Conversion Feature																																									The July 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	(i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).		The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The 12% Convertible Notes (plus accrued and unpaid interest) convert at the option of the holders, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 90% of the volume-weighted adjusted closing price of the Company's common stock for the previous 10 trading days prior to conversion (subject to a "ceiling" price of $0.50 per share).
Debt Instrument Issuance Date1																			Apr. 28, 2011	Apr. 28, 2011																					Jul. 15, 2011	Jul. 15, 2011	Jul. 15, 2011	Nov. 18, 2011		Nov. 18, 2011	Nov. 18, 2011
Debt Instrument, Interest Rate, Stated Percentage			4.00%																12.00%	12.00%																					4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%		12.00%	2.70%		12.00%
Debt Instrument, Maturity Date																			Apr. 28, 2015	Apr. 28, 2015																					Jul. 15, 2014	Jul. 15, 2014	Jul. 15, 2014	Nov. 18, 2014		Nov. 18, 2014	Nov. 18, 2018
Long-term Debt, Gross																																									546,000	600,023		130,000
Debt Instrument, Convertible, Number of Equity Instruments																						1,000,000																				1,100,000				900,000
Secured Debt																					1,000,000																				1,400,000		1,700,000		700,000		700,000
Debt Instrument, Convertible, Conversion Price																																									$ 0.40	$ 0.55	$ 0.76	$ 0.40		$ 0.55
Debt Instrument, Unamortized Discount	1,800,000		1,800,000	1,800,000																																												300,000
Debt Instrument Date Of First Required Payment1																			Sep. 30, 2011	Sep. 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,000,000		6,363,637			1,863,839	1,333,334									1,000,000	1,000,000	1,500,000	1,500,000			250,000	250,000	533,334	266,666				266,666				1,079,137		1,079,137	1,079,137											1,333,334						1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.50			1.42	1.42											0.5	0.5	0.5	0.5			0.7	0.70	0.70	0.70				0.70				0.7		0.70	0.70											0.5368						0.50
Shares To Be Vested In Period One																			666,667	666,667	833,333	833,333
Shares To Be Vested In Period Two																			83,333	83,333	166,667	166,667
Shares To Be Vested In Period Three																			116,667	116,667	233,333	233,333
Shares To Be Vested In Period Four																			133,333	133,333	266,667	266,667
Guarantor Obligations, Current Carrying Value																					1,400,000	1,400,000						1,400,000
Deferred Offering Costs																						546,000
Deferred Offering Costs Amortization Period																						4 years
Debt Instrument Convertible Additional Funding																																												1,000,000	1,000,000	1,000,000	1,000,000
Debt Instrument, Description of Variable Rate Basis																																				(LIBOR) plus 8.0%.		(LIBOR) plus 8.0
Debt Instrument Descirption Of Floor Price	LIBOR floor of 3																																			LIBOR floor of 3%.
Term Loan Fee Payable Percentage Year One	5.00%																																			5.00%		5.00%
Term Loan Fee Payable Percentage Year Two	3.00%																																			3.00%		3.00%
Term Loan Fee Payable Percentage Thereafter	1.00%																																			1.00%		1.00%
Term Loan Commitments																																				7,500,000		7,500,000
Proceeds From Term Loan Commitments																																			4,500,000		3,000,000			3,000,000
Royalty Expense																							5,000,000	500,000		500,000
Notes Payable Principle Amount Repayment	300,000
Class Of Warrant Or Rights Issued To Lender	152,000												546,000	568,000
Class Of Warrant Or Rights Issued To Guarantors	304,000
Warrants Exercisable																											500,000	250,000				250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																													133,333	266,667	133,333		133,333	133,333
Embedded Derivative Expenses											54,000
Embedded Derivative, Gain on Embedded Derivative											54,000	197,000
Deferred Gain Loss On Embedded Derivative												46,000
Debt Instrument, Face Amount																																1,400,000													500,000		500,000			5,000,000		2,100,000
Debt Instrument, Maturity Date Range, Start																																															Nov. 18, 2014	Mar. 31, 2012				Apr. 28, 2015
Repayments of Debt																																													500,000
Conversion of bridge notes and accrued interest																																																600,000
Partial conversion of 4% Convertible Notes	345,580																																															1,200,000
Debt Instrument, Periodic Payment																																																					800,000	1,200,000	1,000,000
Cash paid for interest			342,000	424,000	371,000																																													315,000
Percentage Of Guaranty																																																		50.00%
Notes Covered By Guarantee				1,400,000																																														4,000,000
Warrant Or Right Duration																																																		5 years
Deferred financing costs			714,000	0																																														655,000
Notes Payable																																																			3,400,000
Repayment of note payable	270,000	0	0	2,641,506	506,703																																													2,100,000
Waiver Of Debt																																																		1,300,000
Notes Agreed To Repay																																																		1,200,000											1,200,000
Gain on debt restructuring			0	576,677	0
Gain Loss On Restructuring Debt Per Share				$ 0.01
Class Of Warrant Or Rights Vesting Rights				(a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.																																																				(a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.
Class Of Warrant Or Rights Vesting															666,667	83,333	116,667	133,333																																							833,333	166,667	233,333	266,667
Value Of Warrants				546,000
Notes Agreed To Repay Discount																																																													$ 89,000